EARNINGS PER SHARE - Narrative (Details) - $ / shares	12 Months Ended
	Jan. 31, 2022	Feb. 01, 2021	Jan. 31, 2021
Restructuring Cost and Reserve [Line Items]
Potentially dilutive shares (in shares)	603,000
Common stock, outstanding (in shares)	67,217,688		65,773,335
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Spinoff
Restructuring Cost and Reserve [Line Items]
Common stock, outstanding (in shares)		65,773,335